UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-09833
Investment Grade Income Portfolio
(Exact Name of registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
December 31
Date of Fiscal Year End
June 30, 2009
Date of Reporting Period

Item 1. Reports to Stockholders

Investment Grade Income Portfolio as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 29.9%

	Principal
	Amount
Security	(000’s omitted)	Value

Agriculture — 0.3%

Bunge, Ltd. Finance Corp., 5.10%, 7/15/15	$460	$422,339

		$422,339

Appliances — 0.2%

Whirlpool Corp., 6.125%, 6/15/11	$320	$313,451

		$313,451

Banks — 3.6%

Bank of America Corp., 5.65%, 5/1/18	$1,150	$1,017,875
Goldman Sachs Group, Inc., 6.15%, 4/1/18(1)	1,290	1,258,003
JPMorgan Chase & Co., 5.15%, 10/1/15(1)	300	296,105
Morgan Stanley, MTN, 6.625%, 4/1/18(1)	1,110	1,108,379
Wachovia Corp., MTN, 5.50%, 5/1/13	780	806,434

		$4,486,796

Beverages — 1.4%

Anheuser-Busch Cos., Inc., 6.45%, 9/1/37(1)	$205	$191,547
Bottling Group, LLC, 6.95%, 3/15/14	540	616,538
Diageo Capital PLC, 7.375%, 1/15/14(1)	510	577,603
Miller Brewing Co., 5.50%, 8/15/13(2)	365	361,220

		$1,746,908

Broadcasting and Cable — 1.0%

Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	$680	$796,609
Time Warner Cable, Inc., 8.75%, 2/14/19	360	420,084

		$1,216,693

Building and Development — 0.1%

K. Hovnanian Enterprises, Inc., 6.50%, 1/15/14	$300	$157,500

		$157,500

Chemicals — 0.7%

E.I. Du Pont de Nemours & Co., 4.75%, 3/15/15(1)	$870	$903,264

		$903,264

Communications Services — 1.0%

AT&T, Inc., 4.85%, 2/15/14(1)	$165	$171,314
AT&T, Inc., 6.70%, 11/15/13(1)	475	522,152
Telecom Italia Capital, 6.175%, 6/18/14(1)	500	506,172

		$1,199,638

Computers — 0.4%

Hewlett-Packard Co., 4.50%, 3/1/13(1)	$505	$525,469

		$525,469

Diversified Manufacturing — 1.1%

Ingersoll-Rand Co., 6.48%, 6/1/25	$69	$56,768
Ingersoll-Rand Co., MTN, 6.015%, 2/15/28	1,310	1,331,361

		$1,388,129

Drugs — 1.0%

Abbott Laboratories, 6.00%, 4/1/39(1)	$420	$445,074
McKesson Corp., 6.50%, 2/15/14	340	363,114
Merck & Co. Inc, MTN, 5.76%, 5/3/37	335	352,602
Novartis Capital Corp., 4.125%, 2/10/14	145	149,414

		$1,310,204

Financial Services — 4.5%

American Express Credit Corp., 7.30%, 8/20/13	$605	$629,581
American General Finance Corp., MTN, 5.40%, 12/1/15(1)	1,475	795,320
Bear Stearns Co., Inc., 7.25%, 2/1/18	955	1,008,168
CIT Group, Inc., 5.80%, 10/1/36	215	115,748
CIT Group, Inc., 12.00%, 12/18/18(1)(2)	330	155,180
Citigroup, Inc., 5.85%, 8/2/16	745	662,295
Citigroup, Inc., 8.50%, 5/22/19	185	188,501
General Electric Capital Corp., 5.625%, 5/1/18(1)	1,000	947,392
HSBC Finance Corp., 5.25%, 1/14/11(1)	775	780,516
Western Union Co., 6.50%, 2/26/14	410	438,034

		$5,720,735

Foods — 3.6%

Campbell Soup Co., 4.50%, 2/15/19(1)	$245	$241,324
Kraft Foods, Inc., 6.875%, 1/26/39(1)	650	690,262
Kroger Co., 6.80%, 4/1/11	595	630,163
McDonald’s Corp., 5.80%, 10/15/17(1)	865	945,346
Safeway, Inc., 6.25%, 3/15/14	510	547,861

See notes to financial statements

Investment Grade Income Portfolio as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Foods (continued)

SUPERVALU, Inc., 8.00%, 5/1/16(1)	$675	$658,125
Yum! Brands, Inc., 6.25%, 3/15/18(1)	830	855,416

		$4,568,497

Health Services — 0.4%

Laboratory Corp. of America, 5.50%, 2/1/13	$545	$535,300

		$535,300

Insurance — 1.2%

Prudential Financial, Inc., MTN, 6.00%, 12/1/17(1)	$605	$570,075
The Travelers Cos., Inc., 5.80%, 5/15/18(1)	875	900,949

		$1,471,024

Lodging and Gaming — 0.2%

MGM Mirage, Inc., 8.50%, 9/15/10	$300	$273,750

		$273,750

Office Equipment and Supplies — 0.3%

Xerox Corp., 8.25%, 5/15/14(1)	$380	$395,541

		$395,541

Oil and Gas-Equipment and Services — 2.9%

Marathon Oil Corp., 6.50%, 2/15/14(1)	$90	$96,310
Marathon Oil Corp., 7.50%, 2/15/19(1)	215	235,069
Northwest Natural Gas Co., MTN, 6.65%, 11/10/27	1,570	1,589,243
Transocean, Inc., 7.375%, 4/15/18	650	719,904
Ultramar Diamond Shamrock Corp., 6.75%, 10/15/37	955	960,417

		$3,600,943

Pipelines — 0.5%

Kinder Morgan Energy Partners, L.P., 5.85%, 9/15/12	$640	$667,700

		$667,700

Retail-Drug Stores — 0.7%

CVS Caremark Corp., 5.75%, 6/1/17(1)	$640	$644,320
Walgreen Co., 5.25%, 1/15/19(1)	240	250,132

		$894,452

Retail-Specialty and Apparel — 1.7%

Costco Wholesale Corp., 5.50%, 3/15/17(1)	$730	$774,044
Staples, Inc., 9.75%, 1/15/14(1)	520	581,339
Wal-Mart Stores, Inc., 6.20%, 4/15/38(1)	700	754,878

		$2,110,261

Tobacco — 1.1%

Altria Group, Inc., 9.95%, 11/10/38(1)	$440	$509,241
Philip Morris International, Inc., 5.65%, 5/16/18(1)	870	913,518

		$1,422,759

Transportation — 0.5%

Ryder System, Inc., MTN, 7.20%, 9/1/15(1)	$570	$571,978

		$571,978

Utilities — 1.5%

Dominion Resources, Inc., 8.875%, 1/15/19	$485	$579,351
Georgia Power Co., 5.70%, 6/1/17(1)	565	605,917
Southern California Edison Co., 4.15%, 9/15/14(1)	150	152,566
Southern California Edison Co., 6.05%, 3/15/39(1)	490	527,809

		$1,865,643

Total Corporate Bonds
(identified cost $37,244,679)		$37,768,974

Agency Mortgage-Backed Securities — 29.7%

	Principal
	Amount
Security	(000’s omitted)	Value

Federal Home Loan Mortgage Corp., Gold Pool #B10129, 3.50%, 10/1/18	$548	$540,907
Federal Home Loan Mortgage Corp., Gold Pool #E00421, 6.00%, 3/1/11	27	28,190
Federal Home Loan Mortgage Corp., Gold Pool #E00598, 5.50%, 12/1/13	293	306,592
Federal Home Loan Mortgage Corp., Gold Pool #E00617, 5.50%, 1/1/14	484	507,164
Federal Home Loan Mortgage Corp., Gold Pool #G04309, 5.50%, 5/1/38	7,317	7,561,904
Federal Home Loan Mortgage Corp., Gold Pool #G18176, 5.00%, 4/1/22	3,054	3,169,371

See notes to financial statements

Investment Grade Income Portfolio as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Federal Home Loan Mortgage Corp., PAC CMO, Series 2534, Class HG, 4.50%, 4/15/16	$269	$273,436
Federal Home Loan Mortgage Corp., PAC CMO, Series 2939, Class HP, 5.00%, 4/15/28	241	249,216
Federal National Mortgage Association, Pool #256673, 5.50%, 4/1/37	5,410	5,592,842
Federal National Mortgage Association, Pool #257169, 4.50%, 3/1/38	4,126	4,117,139
Federal National Mortgage Association, Pool #448183, 5.50%, 10/1/13	54	56,296
Federal National Mortgage Association, Pool #535454, 6.00%, 2/1/15	106	112,777
Federal National Mortgage Association, Pool #545937, 6.00%, 6/1/14	91	96,520
Federal National Mortgage Association, Pool #545948, 6.00%, 12/1/14	69	73,095
Federal National Mortgage Association, Pool #889040, 5.00%, 6/1/37	2,955	3,012,777
Federal National Mortgage Association, Pool #918109, 5.00%, 5/1/37	6,107	6,223,818
Federal National Mortgage Association, Pool #929009, 6.00%, 1/1/38	4,281	4,482,223
Government National Mortgage Association, PAC CMO, Series 1998-14, Class PH, 6.50%, 6/20/28	775	830,075
Government National Mortgage Association, Pool #781412, 6.50%, 2/15/17	307	329,661

Total Agency Mortgage-Backed Securities
(identified cost $35,771,579)		$37,564,003

Commercial Mortgage-Backed Securities — 6.5%

	Principal
	Amount
Security	(000’s omitted)	Value

CSFB, Series 2003-C3, Class A3, 3.382%, 5/15/38	$290	$291,866
GECMC, Series 2002-2A, Class A2, 4.97%, 8/11/36	411	414,270
GECMC, Series 2002-3A, Class A1, 4.229%, 12/10/37	336	336,970
L-UCMT, Series 2002-C4, Class A3, 4.071%, 9/15/26	316	311,558
L-UCMT, Series 2004-C6, Class A6, 5.02%, 8/15/29	940	795,035
L-UCMT, Series 2004-C8, Class A3, 4.435%, 12/15/29	910	877,103
MLMT, Series 2003-Key1, Class A3, 4.893%, 11/12/35	1,405	1,372,736
MLMT, Series 2005-MCP1, Class AM, 4.805%, 6/12/43	1,225	765,005
NASC, Series 1998-D6, Class A1B, 6.59%, 3/15/30	16	15,713
SBM7, Series 2000-C3, Class A2, 6.592%, 12/18/33	602	615,356
WBCMT, Series 2003-C4, Class A2, 4.566%, 4/15/35	831	798,851
WBCMT, Series 2004-C10, Class A4, 4.748%, 2/15/41	450	414,383
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42	1,350	1,164,685

Total Commercial Mortgage-Backed Securities
(identified cost $8,830,369)		$8,173,531

Asset-Backed Securities — 1.0%

	Principal
	Amount
Security	(000’s omitted)	Value

HAROT, Series 2008-1, Class A4, 4.88%, 9/18/14	$600	$625,241
HART, Series 2008-A, Class A4, 5.48%, 11/17/14	600	594,873

Total Asset-Backed Securities
(identified cost $1,199,717)		$1,220,114

U.S. Government Agency Bonds — 2.4%

	Principal
	Amount
Security	(000’s omitted)	Value

Federal Home Loan Bank, 2.25%, 4/13/12	$1,140	$1,153,911
Federal National Mortgage Association, 4.75%, 11/19/12	1,750	1,904,723

Total U.S. Government Agency Bonds
(identified cost $2,945,681)		$3,058,634

U.S. Treasury Obligations — 26.7%

	Principal
	Amount
Security	(000’s omitted)	Value

U.S. Treasury Bond, 4.50%, 2/15/36	$3,100	$3,194,454
U.S. Treasury Bond, 6.375%, 8/15/27	8,000	10,100,008
U.S. Treasury Note, 1.50%, 12/31/13	300	289,055
U.S. Treasury Note, 1.75%, 11/15/11	1,415	1,430,484
U.S. Treasury Note, 3.50%, 11/15/09	3,500	3,542,658

See notes to financial statements

Investment Grade Income Portfolio as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

U.S. Treasury Note, 4.25%, 8/15/13	$1,110	$1,200,448
U.S. Treasury Note, 4.50%, 2/28/11	1,500	1,590,645
U.S. Treasury Note, 4.625%, 2/15/17	7,385	8,037,539
U.S. Treasury Note, 4.875%, 8/15/16	4,000	4,423,440

Total U.S. Treasury Obligations
(identified cost $32,504,808)		$33,808,731

Preferred Securities — 1.4%

Security	Shares	Value

Banks — 0.7%

Bank of America Corp., Series I, 6.625%	30,000	$502,500
PNC Financial Services Group, Inc., Series F, 9.875%(1)(3)	17,000	428,400

		$930,900

Diversified Financial Services — 0.6%

PPTT, 2006-A GS, Class A, 5.94%(2)(3)	8,000	$777,798

		$777,798

Insurance — 0.1%

RAM Holdings, Ltd., Series A, 7.50%(4)	2,000	$103,250

		$103,250

Total Preferred Securities
(identified cost $3,593,568)		$1,811,948

Interest Rate Swaptions — 0.1%

	Expiration	Notional
Description	Date	Amount	Value

Options to receive 3-month USD-LIBOR-BBA Rate and pay 5.81%	2/11/10	$6,000,000	$90,360

Total Interest Rate Swaptions
(identified cost $178,812)			$90,360

Short-Term Investments — 11.4%

	Interest
Description	(000’s Omitted)	Value

Cash Management Portfolio, 0.00%(5)	$1,673	$1,672,852
Eaton Vance Cash Collateral Fund, LCC, 0.58%(5)(6)	12,746	12,746,325

Total Short-Term Investments
(identified cost $14,419,177)		$14,419,177

Total Investments — 109.1%
(identified cost $136,688,390)		$137,915,472

Other Assets, Less Liabilities — (9.1)%		$(11,487,394)

Net Assets — 100.0%		$126,428,078

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

CMO - Collateralized Mortgage Obligations

CSFB - Credit Suisse First Boston Mortgage Securities Corp.

GECMC - General Electric Commercial Mortgage Corporation

HAROT - Honda Auto Receivables Owner Trust

HART - Hyundai Auto Receivables Trust

L-UCMT - LB-UBS Commercial Mortgage Trust

MLMT - Merrill Lynch Mortgage Trust

MTN - Medium-Term Note

NASC - Nomura Asset Securities Corporation

PAC - Planned Amortization Class

PPTT - Preferred Pass-Through Trust 2006

SBM7 - Salomon Brothers Mortgage Securities VII, Inc.

WBCMT - Wachovia Bank Commercial Mortgage Trust

(1)	All or a portion of this security was on loan at June 30, 2009.

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the aggregate value of these securities is $1,294,198 or 1.0% of the Portfolio’s net assets.

(3)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2009.

(4)	Non-income producing.

(5)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2009.

(6)	The amount invested in the Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2009. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

See notes to financial statements

Investment Grade Income Portfolio as of June 30, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2009

Assets

Unaffiliated investments, at value including $12,475,548 of securities on loan (identified cost, $122,269,213)	$123,496,295
Affiliated investments, at value (identified cost, $14,419,177)	14,419,177
Interest and dividends receivable	1,356,073
Interest receivable from affiliated investments	67
Receivable for investments sold	1,012,473
Securities lending income receivable	3,112
Receivable for open swap contracts	22,598

Total assets	$140,309,795

Liabilities

Collateral for securities loaned	$12,746,325
Payable for investments purchased	937,354
Payable for open swap contracts	109,336
Payable to affiliates:
Investment adviser fee	46,817
Trustees’ fees	1,710
Accrued expenses	40,175

Total liabilities	$13,881,717

Net Assets applicable to investors’ interest in Portfolio	$126,428,078

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$125,287,734
Net unrealized appreciation	1,140,344

Total	$126,428,078

Statement of Operations

For the Six Months Ended
June 30, 2009

Investment Income

Interest	$3,475,394
Dividends	69,854
Securities lending income, net	1,172
Interest allocated from affiliated investments	13,867
Expenses allocated from affiliated investments	(10,825)

Total investment income	$3,549,462

Expenses

Investment adviser fee	$308,864
Trustees’ fees and expenses	3,420
Custodian fee	45,834
Legal and accounting services	31,753
Miscellaneous	3,203

Total expenses	$393,074

Net investment income	$3,156,388

Realized and Unrealized Gain (Loss)

Net realized gain (loss)—
Investment transactions	$(336,267)
Investment transactions allocated from affiliated investments	(21,303)
Financial futures contracts	(270,178)
Swap contracts	6,310

Net realized loss	$(621,438)

Change in unrealized appreciation (depreciation)—
Investments	$(1,589,881)
Financial futures contracts	648,839
Swap contracts	53,938

Net change in unrealized appreciation (depreciation)	$(887,104)

Net realized and unrealized loss	$(1,508,542)

Net increase in net assets from operations	$1,647,846

See notes to financial statements

Investment Grade Income Portfolio as of June 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	June 30, 2009	Year Ended
in Net Assets	(Unaudited)	December 31, 2008

From operations —
Net investment income	$3,156,388	$6,645,732
Net realized loss from investment transactions, financial futures contracts and swap contracts	(621,438)	(1,421,456)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(887,104)	725,483

Net increase in net assets from operations	$1,647,846	$5,949,759

Capital transactions —
Contributions	$27,831,111	$49,802,842
Withdrawals	(45,817,032)	(38,689,413)

Net increase (decrease) from capital transactions	$(17,985,921)	$11,113,429

Net increase (decrease) in net assets	$(16,338,075)	$17,063,188

Net Assets

At beginning of period	$142,766,153	$125,702,965

At end of period	$126,428,078	$142,766,153

See notes to financial statements

Investment Grade Income Portfolio as of June 30, 2009

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended December 31,
	June 30, 2009
	(Unaudited)		2008	2007	2006	2005	2004

Ratios/Supplemental Data

Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)	0.57	%(2)	0.57%	0.73%	0.76%	0.76%	0.75%
Net investment income	4.49	%(2)	4.82%	4.50%	4.12%	3.48%	3.43%
Portfolio Turnover	48	%(3)	70%	130%	93%	66%	71%

Total Return	1.19	%(3)	4.66%	5.56%	3.27%	2.15%	3.98%

Net assets, end of period (000’s omitted)	$126,428		$142,766	$125,703	$108,501	$104,581	$100,278

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

See notes to financial statements

Investment Grade Income Portfolio as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Investment Grade Income Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2009, Eaton Vance Balanced Fund and Eaton Vance Investment Grade Income Fund held an interest of 50.2% and 10.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) will normally be valued on the basis of reported trades or market quotations provided by third party pricing services, when in the services’ judgment, these prices are representative of the securities’ market values. For debt securities where market quotations are not readily available, the pricing services will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on any exchange on which the option is listed or, in the absence of sales on such date, at the mean between the closing bid and asked prices therefore as reported by the Options Price Reporting Authority. Over-the-counter options are valued based on broker quotations, when available and deemed reliable. Financial futures contracts and options on financial futures contracts listed on one or more exchanges are valued based on the last sale price on any exchange on which such contract is listed. Interest rate swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap quotations provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by the counter-party, so determined using the same techniques as those employed by the pricing service. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management and Cash Collateral Fund normally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a

Investment Grade Income Portfolio as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management and Cash Collateral Fund may value their investment securities by a third party pricing service as described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2009, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — The Portfolio may enter into financial futures contracts. The Portfolio’s investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Portfolio bears the risk if the counterparties do not perform under the contracts’ terms.

I  Credit Default Swaps — The Portfolio may enter into credit default swap contacts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a

Investment Grade Income Portfolio as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

J  Swaptions — The Portfolio may purchase swaptions for the purpose of hedging against adverse movements in interest rates. The contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into an interest rate swap, at preset terms, with the seller on the expiration date of the contract. The Portfolio pays a premium to the writer, which is recorded as an investment and subsequently marked to market to reflect the current value of the swaption.

Premiums paid for swaptions that expire are treated as realized losses. Premiums paid for swaptions that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap transaction to determine the realized gain or loss. The writer of the swaption bears the risk of unfavorable changes in the preset rate of the underlying interest rate swap. The Portfolio’s risk is limited to the premium paid.

K  Interim Financial Statements — The interim financial statements relating to June 30, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.45% of the Portfolio’s average daily net assets up to $1 billion and at a reduced rate as average daily net assets exceed that level, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The portion of the adviser fee payable by Cash Management on the Portfolio’s investment of cash therein is credited against the Portfolio’s adviser fee. For the six months ended June 30, 2009, the Portfolio’s investment adviser fee totaled $319,186 of which $10,322 was allocated from Cash Management and $308,864 was paid or accrued directly by the Portfolio. For the six months ended June 30, 2009, the Portfolio’s adviser fee, including the portion allocated from Cash Management, was 0.45% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

Investment Grade Income Portfolio as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended June 30, 2009 were as follows:

Purchases

Investments (non-U.S. Government)	$31,249,324
U.S. Government and Agency Securities	34,297,314

$65,546,638

Sales

Investments (non-U.S. Government)	$28,212,611
U.S. Government and Agency Securities	49,310,114

$77,522,725

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$136,403,136

Gross unrealized appreciation	$5,656,273
Gross unrealized depreciation	(4,143,937)

Net unrealized appreciation	$1,512,336

5   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts, credit default swaps and swaptions and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at June 30, 2009 is as follows:

Credit Default Swaps – Sell Protection

			Notional	Receive
			Amount**	Annual
	Reference	Credit	(000’s	Fixed	Termination	Unrealized
Counterparty	Entity	Rating*	omitted)	Rate	Date	Depreciation

JPMorgan Chase Bank	HSBC Capital Funding LP (Preferred), 144A, 9.547% to 6/1/10	A1/A	$2,000	0.350%	6/20/2011	$(63,797)

HSBC Bank, USA	Pulte Homes, Inc., 7.875%, 8/1/11	Ba3/BB	1,000	0.880	6/20/2012	(45,539)

						$(109,336)

Credit Default Swaps – Buy Protection

		Notional	Pay
		Amount	Annual
	Reference	(000’s	Fixed	Termination	Unrealized
Counterparty	Entity	omitted)	Rate	Date	Appreciation

JPMorgan Chase Bank	HSBC Bank, PLC, 0.00%, 4/10/12	$2,000	0.095%	6/20/2011	$22,598

$22,598

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corporation. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At June 30, 2009, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $3,000,000.

At June 30, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 161 (FAS 161), “Disclosures about Derivative Instruments and Hedging Activities”, effective January 1, 2009. FAS 161 requires enhanced disclosures about an entity’s derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. The disclosure below includes additional information as a result of implementing FAS 161.

Investment Grade Income Portfolio as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio may enter into interest rate swaptions. The Portfolio may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair value of derivative instruments (not accounted for as hedging instruments under FASB Statement of Financial Accounting Standards No. 133 (FAS 133)) by risk exposure at June 30, 2009 was as follows:

		Fair Value

Risk	Derivative	Asset Derivatives(1)	Liability Derivatives(2)

Interest rate	Interest Rate Swaptions	$90,360	$—
Credit	Credit Default Swaps	22,598	109,336

Total		$112,958	$109,336

(1)	Statement of Assets and Liabilities location: Unaffiliated investments at value and Receivable for open swap contracts, respectively.

(2)	Statement of Assets and Liabilities location: Payable for open swap contracts.

The effect of derivative instruments (not accounted for as hedging instruments under FAS 133) on the Statement of Operations by risk exposure for the six months ended June 30, 2009 was as follows:

			Change in
			Unrealized
		Realized Gain	Appreciation
		(Loss) on	(Depreciation) on
		Derivatives	Derivatives
		Recognized in	Recognized in
Risk	Derivative	Income(1)	Income(2)

Interest rate	Interest Rate Swaptions	$353,813	$406,267
Interest rate	U.S. Treasury Futures	(270,178)	648,839
Credit	Credit Default Swaps	6,310	53,938

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions, Net realized gain (loss) – Financial futures contracts and Net realized gain (loss) – Swap contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments, Change in unrealized appreciation (depreciation) – Financial futures contracts and Change in unrealized appreciation (depreciation) – Swap contracts, respectively.

The average notional amount of swaptions, futures contracts and swap contracts outstanding during the six months ended June 30, 2009 was approximately $8,857,000, $2,000,000 and $5,000,000, respectively.

6   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2009.

7   Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. The net loan rebate fee paid by the Portfolio amounted to $2,795 for the six months ended June 30, 2009.

At June 30, 2009, the value of the securities loaned and the value of the collateral received amounted to $12,475,548 and $12,746,325, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

8   Fair Value Measurements

FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation

Investment Grade Income Portfolio as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate Bonds	$—	$37,768,974	$—	$37,768,974
Agency Mortgage-Backed Securities	—	37,564,003	—	37,564,003
Commercial Mortgage-Backed Securities	—	8,173,531	—	8,173,531
Asset-Backed Securities	—	1,220,114	—	1,220,114
U.S. Government Agency Bonds	—	3,058,634	—	3,058,634
U.S. Treasury Obligations	—	33,808,731	—	33,808,731
Preferred Securities	1,034,150	777,798	—	1,811,948
Interest Rate Swaptions	—	90,360	—	90,360
Short-Term Investments	14,419,177	—	—	14,419,177

Total Investments	$15,453,327	$122,462,145	$—	$137,915,472

Credit Default Swaps	$—	$22,598	$—	22,598

Total	$15,453,327	$122,484,743	$—	$137,938,070

Liability Description

Credit Default Swaps	$—	$(109,336)	$—	$(109,336)

Total	$—	$(109,336)	$—	$(109,336)

The Portfolio held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

9   Review for Subsequent Events

In connection with the preparation of the financial statements of the Portfolio as of and for the six months ended June 30, 2009, events and transactions subsequent to June 30, 2009 through August 17, 2009, the date the financial statements were issued, have been evaluated by the Portfolio’s management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

Eaton Vance Investment Grade Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Investment Grade Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Investment Grade Income Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Investment Grade Income Fund (the “Fund”) invests, with Boston Management and Research (“BMR” or the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. The Board noted the abilities and experience of such investment personnel in analyzing factors relevant to investing in investment grade bonds, including the Adviser’s in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following

Eaton Vance Investment Grade Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT CONT’D

matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Portfolio’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2008 for the Fund. The Board concluded that the performance of the Portfolio was satisfactory.

Management Fees and Expenses

The Board reviewed contractual management fee rates, including any administrative fee rates, payable by the Portfolio (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Portfolio’s total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Portfolio’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Portfolio.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and the Administrator are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser, on the one hand, and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Portfolio and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Portfolio and the Adviser’s and Administrator’s profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Administrator, on the one hand, and the Portfolio on the other hand. The Board also concluded that the structure of the management fees, which includes breakpoints, can be expected to cause such benefits to continue to be shared equitably.

Eaton Vance Investment Grade Income Fund

OFFICERS AND TRUSTEES

Eaton Vance Investment Grade Income Fund

Officers
Thomas E. Faust Jr.
President and Trustee

Michael A. Allison
Vice President

J. Scott Craig
Vice President

Gregory R. Greene
Vice President

Duke E. Laflamme
Vice President

Thomas H. Luster
Vice President

Michael R. Mach
Vice President

Robert J. Milmore
Vice President

J. Bradley Ohlmuller
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President

Judith A. Saryan
Vice President

Michael W. Weilheimer
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Eaton Vance Investment Grade Income Fund

OFFICERS AND TRUSTEES CONT’D

Investment Grade Income Portfolio

Officers Duke E. Laflamme President Thomas H. Luster Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Investment Adviser of Investment Grade Income Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Investment Grade Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Investment Grade Income Fund
Two International Place
Boston, MA 02110
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

2978-8/09	IGISRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
Not required in this filing
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Investment Grade Income Portfolio

By:	/s/ Duke E. Laflamme
Duke E. Laflamme
President

Date:    August 12, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:    August 12, 2009

By:	/s/ Duke E. Laflamme
Duke E. Laflamme
President

Date:    August 12, 2009